Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Cash at bank and in hand	$ 60	$ 199	$ 553	$ 1,285